FI - Liabilities measured at fair value (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Due to banks	SFr 413	SFr 322
Customer deposits	4,343	3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,594	10,715
Obligation to return securities received as collateral	50,773	40,219
Trading liabilities	45,871	38,186
Short-term borrowings	10,740	11,333
Long-term debt	70,976	70,331
Other liabilities	7,780	7,891
Netting impact	(130,000)	(103,800)
Recurring basis
Liabilities
Due to banks	413	322
Customer deposits	4,343	3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,594	10,715
Obligation to return securities received as collateral	50,773	40,219
Trading liabilities	45,871	38,186
Short-term borrowings	10,740	11,333
Long-term debt	70,976	70,331
Other liabilities	7,780	7,891
Netting impact	(130,036)	(103,890)
Total liabilities at fair value	204,490	182,336
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,920	10,182
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	33,856	39,084
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,586
Recurring basis | Debt securities
Liabilities
Trading liabilities		8,922
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities		3,889
Recurring basis | Equity securities
Liabilities
Trading liabilities	20,694	15,792
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	17,745	13,472
Netting impact	(129,867)	(103,742)
Recurring basis | Trading liabilities
Liabilities
Netting impact	(129,867)	(103,742)
Recurring basis | Other liabilities
Liabilities
Netting impact	(169)	(148)
Recurring basis | Level 1
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	44,074	36,438
Trading liabilities	33,544	23,010
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	77,618	59,448
Recurring basis | Level 1 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0
Recurring basis | Level 1 | Debt securities
Liabilities
Trading liabilities		3,636
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities		3,544
Recurring basis | Level 1 | Equity securities
Liabilities
Trading liabilities	20,527	15,628
Recurring basis | Level 1 | Derivative instruments
Liabilities
Trading liabilities	10,536	3,746
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	3,264	1,101
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	51	31
Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0	0
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	7,149	2,603
Recurring basis | Level 2
Liabilities
Due to banks	413	322
Customer deposits	3,895	2,865
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,594	10,715
Obligation to return securities received as collateral	6,598	3,780
Trading liabilities	137,947	115,062
Short-term borrowings	10,039	10,336
Long-term debt	63,708	57,721
Other liabilities	6,678	6,654
Total liabilities at fair value	242,872	207,455
Recurring basis | Level 2 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	11,787	9,291
Recurring basis | Level 2 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	28,330	27,626
Recurring basis | Level 2 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,586
Recurring basis | Level 2 | Debt securities
Liabilities
Trading liabilities		5,286
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities		345
Recurring basis | Level 2 | Equity securities
Liabilities
Trading liabilities	111	109
Recurring basis | Level 2 | Derivative instruments
Liabilities
Trading liabilities	132,885	109,667
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	68,159	64,643
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	28,819	26,156
Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	4,663	5,963
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	30,612	12,518
Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	448	474
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	101	1
Trading liabilities	4,246	3,854
Short-term borrowings	701	997
Long-term debt	7,268	12,610
Other liabilities	1,271	1,385
Total liabilities at fair value	14,035	19,321
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	1,133	891
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	5,526	11,458
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities		0
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities		0
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	55	53
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	4,191	3,801
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	169	167
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	72	98
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,335	1,211
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	2,010	1,921
Recurring basis | Fair value measured at net asset value per share
Liabilities
Trading liabilities	1	2
Total liabilities at fair value	1	2
Recurring basis | Fair value measured at net asset value per share | Equity securities
Liabilities
Trading liabilities	1	2
Nonrecurring basis
Liabilities
Other liabilities	14	22
Other liabilities of which commitments held-for-sale	14	22
Total liabilities at fair value	14	22
Nonrecurring basis | Level 1
Liabilities
Other liabilities	0	0
Other liabilities of which commitments held-for-sale	0	0
Total liabilities at fair value	0	0
Nonrecurring basis | Level 2
Liabilities
Other liabilities	0	0
Other liabilities of which commitments held-for-sale	0	0
Total liabilities at fair value	0	0
Nonrecurring basis | Level 3
Liabilities
Other liabilities	14	22
Other liabilities of which commitments held-for-sale	14	22
Total liabilities at fair value	14	22
Bank
Liabilities
Due to banks	413	322
Customer deposits	4,343	3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,688	10,823
Obligation to return securities received as collateral	50,773	40,219
Trading liabilities	45,871	38,186
Short-term borrowings	10,740	11,333
Long-term debt	70,243	69,406
Other liabilities	7,756	7,869
Netting impact	(130,100)	(103,800)
Bank | Recurring basis
Liabilities
Due to banks	413	322
Customer deposits	4,343	3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,688	10,823
Obligation to return securities received as collateral	50,773	40,219
Trading liabilities	45,871	38,186
Short-term borrowings	10,740	11,333
Long-term debt	70,243	69,406
Other liabilities	7,756	7,869
Netting impact	(130,106)	(103,934)
Total liabilities at fair value	203,827	181,497
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,920	10,182
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	33,856	39,084
Bank | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,627
Bank | Recurring basis | Debt securities
Liabilities
Trading liabilities		8,922
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities		3,889
Bank | Recurring basis | Equity securities
Liabilities
Trading liabilities	20,694	15,792
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	17,745	13,472
Netting impact	(129,937)	(103,786)
Bank | Recurring basis | Trading liabilities
Liabilities
Netting impact	(129,937)	(103,786)
Bank | Recurring basis | Other liabilities
Liabilities
Netting impact	(169)	(148)
Bank | Recurring basis | Level 1
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	44,074	36,438
Trading liabilities	33,543	23,009
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	77,617	59,447
Bank | Recurring basis | Level 1 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Bank | Recurring basis | Level 1 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Bank | Recurring basis | Level 1 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0
Bank | Recurring basis | Level 1 | Debt securities
Liabilities
Trading liabilities		3,636
Bank | Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities		3,544
Bank | Recurring basis | Level 1 | Equity securities
Liabilities
Trading liabilities	20,527	15,628
Bank | Recurring basis | Level 1 | Derivative instruments
Liabilities
Trading liabilities	10,535	3,745
Bank | Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	3,264	1,101
Bank | Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	51	31
Bank | Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0	0
Bank | Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	7,149	2,603
Bank | Recurring basis | Level 2
Liabilities
Due to banks	413	322
Customer deposits	3,895	2,865
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,688	10,823
Obligation to return securities received as collateral	6,598	3,780
Trading liabilities	138,018	115,107
Short-term borrowings	10,039	10,336
Long-term debt	62,957	56,657
Other liabilities	6,675	6,650
Total liabilities at fair value	242,283	206,540
Bank | Recurring basis | Level 2 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	11,787	9,291
Bank | Recurring basis | Level 2 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	28,330	27,626
Bank | Recurring basis | Level 2 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,627
Bank | Recurring basis | Level 2 | Debt securities
Liabilities
Trading liabilities		5,286
Bank | Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities		345
Bank | Recurring basis | Level 2 | Equity securities
Liabilities
Trading liabilities	111	109
Bank | Recurring basis | Level 2 | Derivative instruments
Liabilities
Trading liabilities	132,956	109,712
Bank | Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	68,229	64,687
Bank | Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	28,819	26,156
Bank | Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	4,663	5,963
Bank | Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	30,612	12,518
Bank | Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	448	474
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	101	1
Trading liabilities	4,246	3,854
Short-term borrowings	701	997
Long-term debt	7,286	12,749
Other liabilities	1,250	1,367
Total liabilities at fair value	14,032	19,442
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	1,133	891
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	5,526	11,458
Bank | Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0
Bank | Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities		0
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities		0
Bank | Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	55	53
Bank | Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	4,191	3,801
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	169	167
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	72	98
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,335	1,211
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	2,010	1,921
Bank | Recurring basis | Fair value measured at net asset value per share
Liabilities
Trading liabilities	1	2
Total liabilities at fair value	1	2
Bank | Recurring basis | Fair value measured at net asset value per share | Equity securities
Liabilities
Trading liabilities	1	2
Bank | Nonrecurring basis
Liabilities
Other liabilities	14	22
Other liabilities of which commitments held-for-sale	14	22
Total liabilities at fair value	14	22
Bank | Nonrecurring basis | Level 1
Liabilities
Other liabilities	0	0
Other liabilities of which commitments held-for-sale	0	0
Total liabilities at fair value	0	0
Bank | Nonrecurring basis | Level 2
Liabilities
Other liabilities	0	0
Other liabilities of which commitments held-for-sale	0	0
Total liabilities at fair value	0	0
Bank | Nonrecurring basis | Level 3
Liabilities
Other liabilities	14	22
Other liabilities of which commitments held-for-sale	14	22
Total liabilities at fair value	SFr 14	SFr 22